CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2022	€ 2,602,487	€ 2,573	€ 2,499,771	€ 46,233	€ 52,618	€ (8,338)	€ 2,592,857	€ 9,630
Changes in equity [abstract]
Net profit	1,257,457		1,252,048				1,252,048	5,409
Other comprehensive (loss)/income	(26,035)			(19,881)	(5,908)	169	(25,620)	(415)
Total comprehensive income	1,231,422	0	1,252,048	(19,881)	(5,908)	169	1,226,428	4,994
Dividends to owners of the parent	(328,631)		(328,631)				(328,631)
Dividends to non-controlling interests	(4,890)							(4,890)
Share repurchases	(460,629)		(460,629)				(460,629)
Share-based compensation	30,863		30,863				30,863
Equity at end of period at Dec. 31, 2023	3,070,622	2,573	2,993,422	26,352	46,710	(8,169)	3,060,888	9,734
Changes in equity [abstract]
Net profit	1,525,913		1,521,877				1,521,877	4,036
Other comprehensive (loss)/income	(51,475)			(63,200)	11,938	(523)	(51,785)	310
Total comprehensive income	1,474,438	0	1,521,877	(63,200)	11,938	(523)	1,470,092	4,346
Dividends to owners of the parent	(439,918)		(439,918)				(439,918)
Dividends to non-controlling interests	(4,788)							(4,788)
Share repurchases	(581,084)		(581,084)				(581,084)
Share-based compensation	23,968		23,968				23,968
Other movements			(7)			7
Equity at end of period at Dec. 31, 2024	3,543,238	2,573	3,518,258	(36,848)	58,648	(8,685)	3,533,946	9,292
Changes in equity [abstract]
Net profit	1,599,516		1,596,919				1,596,919	2,597
Other comprehensive (loss)/income	66,301			86,640	(19,983)	105	66,762	(461)
Total comprehensive income	1,665,817	0	1,596,919	86,640	(19,983)	105	1,663,681	2,136
Dividends to owners of the parent	(532,158)		(532,158)				(532,158)
Dividends to non-controlling interests	(4,448)							(4,448)
Share repurchases	(785,329)		(785,329)				(785,329)
Share-based compensation	27,546		27,546				27,546
Other movements	76		(793)				(793)	869
Equity at end of period at Dec. 31, 2025	€ 3,914,742	€ 2,573	€ 3,824,443	€ 49,792	€ 38,665	€ (8,580)	€ 3,906,893	€ 7,849